Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Revenues [Abstract]
Schedule of Cost of Sales and Gross Profit	The following table discloses the breakdown of our cost of revenues for the periods set forth below:
	Year ended December 31,
	2025	2024	2023

Purchased goods	$225	$798	$672
Freight	-	2	11

	225	800	683